Basis of Presentation and Securities Exchange (Details Textual) - USD ($)						1 Months Ended				9 Months Ended	12 Months Ended
	May 14, 2018	Apr. 13, 2018	Apr. 02, 2018	Mar. 02, 2018	Apr. 06, 2017	Oct. 31, 2018	Aug. 31, 2018	Apr. 30, 2018	Nov. 22, 2016	Sep. 30, 2018	Dec. 31, 2016	Jul. 31, 2018	Dec. 31, 2017	Feb. 01, 2017
Basis of Presentation and Securities Exchange (Textual)
Ownership percentage equity									91.25%
Common stock share price	$ 3.00	$ 0.0001					$ 2.50			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares converted										187,462
Stockholders equity reverse stock split					The Company effected a 50-for-1 reverse stock split of its common stock pursuant to which each 50 shares of issued and outstanding common stock became one share of common stock (the "Reverse Split"). No fractional shares were issued as a result of the Reverse Split.
Working capital deficit										$ 6,900,000			$ 6,600,000
Negative working capital										$ 8,000,000			$ 12,800,000
Repayment of working capital								$ 250,000
Promissory note, value			$ 3,800,000
Promissory note, maturity date			Jul. 31, 2019
Issue of common shares				1,000,000			187,462
Aggregate principal and interest amount				$ 2,500,000			$ 468,655	$ 2,052,816
Share price				$ 2.50			$ 2.50
Sale of stock, description				Each Unit consists of (i) one share of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and (ii) a warrant to purchase one share of Common Stock at an exercise price of $2.50 per share exercisable for five years from the date of issuance.
Common shares in exchange for accounts payable	93,400									93,400
Common stock value in exchange for accounts payable	$ 280,200
Subsequent Event [Member]
Basis of Presentation and Securities Exchange (Textual)
Promissory note, maturity date						Apr. 30, 2019
Subsequent Event [Member] | Kirk Honour [Member]
Basis of Presentation and Securities Exchange (Textual)
Issue of common shares				89,092
Securities Exchange Agreement [Member]
Basis of Presentation and Securities Exchange (Textual)
Common stock shares acquired									248,481
Ownership percentage equity									91.25%
Common stock share price									$ 0.0001
Common stock shares converted									248,481
Secured Convertible Promissory Note Purchase Agreement [Member]
Basis of Presentation and Securities Exchange (Textual)
Principal and interest amount												$ 1,072,000
Common stock [Member]
Basis of Presentation and Securities Exchange (Textual)
Common stock shares acquired											317,183
Common stock share price		$ 3.00
Subordinated convertible senior notes payable [Member]
Basis of Presentation and Securities Exchange (Textual)
Issue of common shares		275,583								275,583
Aggregate principal and interest amount		$ 689,000								$ 688,958
Share price		$ 2.50
Subordinated convertible junior notes [Member]
Basis of Presentation and Securities Exchange (Textual)
Issue of common shares		268,057								272,777
Aggregate principal and interest amount		$ 1,340,261								$ 1,363,858
Share price		$ 5.00
Subordinated convertible junior notes [Member] | Common stock [Member]
Basis of Presentation and Securities Exchange (Textual)
Issue of common shares		272,777
Aggregate principal and interest amount		$ 1,363,858